EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Schedule of Principal Assumptions Used for Purposes of Actuarial Valuations
The principal assumptions used for the purposes of the actuarial valuations were as follows:

	Valuation at
	2 0 1 9	2 0 1 8
	%	%

Discount rate	1.78	3.30
Expected return on the plan assets	1.78	3.30
Rate of increase in compensation	4	4

Expected rate of termination:
0-1 years	35	35
1-2 years	30	30
2-3 years	25	20
3-4 years	15	15
4-5 years	15	10
5 years and more	7.5	7.5

Schedule of Composition

	December 31,
	2 0 1 9	2 0 1 8	2 0 1 9
	NIS	NIS	US Dollars
Post-Employment Benefits:
Benefits to retirees	1,486	836	430

Short term employee benefits:
Accrued payroll and related expenses	2,176	1,954	630
Short term absence compensation	735	623	212
	2,911	2,577	842

Schedule of Present Value of Defined Benefit Obligation in Current Period
Changes in the present value of the defined benefit obligation in the current period were as follows:

	Year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 9
	NIS	NIS	US Dollars

Opening defined benefit obligation	4,316	5,133	1,250
Current service cost	557	481	161
Interest cost	146	118	43
Actuarial gains arising from changes in demographic assumptions	(9)	-	(3)
Actuarial losses arising from experience adjustments	105	(614)	30
Actuarial losses/(gains) arising from changes in financial assumptions	574	(221)	166
Benefits paid	(162)	(581)	(47)
Closing defined benefit obligation	5,527	4,316	1,600

Schedule of Defined Benefit Assets in Current Period
Changes in the fair value of the defined benefit assets in the current period were as follows:

	Year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 9
	NIS	NIS	US Dollars

Opening defined benefit assets	3,480	3,985	1,007
Expected return on the plan assets	118	84	34
Changes in financial assumptions	255	(505)	74
Employer contribution	317	421	92
Benefits paid	(111)	(495)	(32)
Interest losses on severance payment allocated to remuneration benefits	(18)	(10)	(5)
Closing defined benefit assets	4,041	3,480	1,170

Schedule of Assets and Liabilities Recognized in Balance Sheets
Adaption of the current value of defined benefit plan liability and the fair value of the plan's assets to the assets and liabilities recognized in the Balance Sheets:

	Year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 9
	NIS	NIS	US Dollars

Present value of funded liability	5,527	4,316	1,600
Fair value of plan assets - accumulated deposit in executive insurance	4,041	3,480	1,170
Net liability deriving from defined benefit obligation	1,486	836	430